Document and Entity Information	Sep. 25, 2015
Prospectus:
Document Type	497
Document Period End Date	Sep. 25, 2015
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Sep. 25, 2015
Document Effective Date	Sep. 25, 2015
Prospectus Date	Nov. 28, 2014
PACE® Money Market Investments | Class P
Prospectus:
Trading Symbol	PCEXX